Share-based payments - Former Chief Executive Officer Grant - Reconciliation of outstanding awards (Details) € in Thousands		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022 Option	Dec. 31, 2022 shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 Option	Dec. 31, 2021 shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 Option	Dec. 31, 2020 shares	Dec. 31, 2020 EUR (€)
Share-based payments
Exercised during the period						(557,171)
Number of share options not exercised	100,000
Former Chief Executive Officer Grant
Share-based payments
Outstanding at the beginning of the period		6,426,365		349,424	7,951,265		906,595	7,305,838		745,236
Granted during the period								658,735		267,822
Forfeiteded during the period		(34,859)		(99,696)				(13,308)		(106,462)
Exercised during the period		(777,260)		(147,620)	(1,524,900)		(557,171)
Outstanding at the end of the period		5,614,246		102,108	6,426,365		349,424	7,951,265		906,595
Thereof vested			59,942,000			88,464,000			420,595,000
Thereof exercisable			59,942,000			88,464,000			0